Determination of fair values	12 Months Ended
Dec. 31, 2020
Accounting estimates
Accounting estimates

4Accounting estimates

(i)Significant accounting estimates and judgements

The significant accounting estimates and judgements are as follows:

(a)Assessment of extension options and purchase options available in lease arrangements

Future lease payments during the lease term, measured at present value, include extension options and /or purchase options which are estimated by the Company as reasonably certain to apply. When assessing such options, the Company applies judgment, while considering all relevant aspects and circumstances, including its expected operational needs, to conclude whether it expects there will be an economic incentive to exercise such options. The assessment of those option affects the measurement of the related lease liabilities and their corresponding right-of-use assets, and in some circumstances, also the recognition of such liabilities and assets.

(b)Assessment of probability of contingent liabilities

Legal matters, including applications for class actions, are pending against the Company and/or its investees. Management evaluates based on the opinion of its legal advisors, whether it is more likely than not that an outflow of economic resources will be required in respect of potential liabilities under such legal matters. The developments and/or resolutions in such matters, including through either negotiations or litigation, are subject to a high level of uncertainty which could result in creation, adjustment or reversal of a provision for such matters. For information with respect to the Company’s exposure to claims and legal matters, see Note 27 (Contingent liabilities).

(c)Assessment of the Company's financial position

Please refer to Note 1(b) regarding the Company’s assessments with respect to its financial position.

(ii)Determination of fair values

A number of the Group’s accounting policies and disclosures require the determination of fair value, for both financial and non-financial assets and liabilities. Fair values have been determined for measurement and/or disclosure purposes based on the following methods. When applicable, further information about the assumptions made in determining fair values is disclosed in the notes specific to that asset or liability.

(a)Non-derivative financial liabilities

See Note 29(d)(1).

(b)Trade and other receivables

The fair value of trade and other receivables is estimated as the present value of future cash flows. Trade and other receivables are measured at the original invoice amount if the effect of discounting is immaterial. See Note 8.

(c)Cash Generating Unit for impairment testing

See Note 6.

(d)Assets classified as held for sale

Assets classified as held for sale are measured at fair value, estimated as the expected sale price, less costs to sell. The sale price of vessels is calculated based on the estimated steel prices and the vessels weight. See also Note 5(a).

(e)Financial assets measured at fair value through other comprehensive income

The fair value of financial assets classified as measured at fair value through other comprehensive income is measured based on their quoted prices on an active market.